Share Purchase Warrants (Details Narrative) - shares	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Statement [Line Items]
Granted pursuant to acquisition	3,571,429	3,571,429
Warrants of MedMelior [Member]
Statement [Line Items]
Number of share purchase warrants	221,333	318,000